Capital transactions (Details Narrative) - $ / shares	Jun. 30, 2022	Jun. 15, 2022	Apr. 29, 2022	Apr. 29, 2022	Dec. 02, 2021	Nov. 15, 2021	Nov. 17, 2020
Subsidiary, Sale of Stock [Line Items]
Number of shares sold	20,000			100,000		130,000
Number of shares exercised					300,000
Shares issued					272,118
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares sold							50,000
Share Price							$ 1.00
Private Placement [Member] | Shareholders [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares sold			100,000
Share Price			$ 4.00	$ 4.00
Private Placement [Member] | Two Shareholders [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares sold		20,000
Share Price		$ 4.00
Private Placement [Member] | Independent Shareholders [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares sold		12,500
Share Price		$ 5.00
Private Placement [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares sold						130,000
Share Price						$ 2.00